Foreign Exchange (Loss) Gain and Other (Expenses) Income (Tables)	12 Months Ended
Dec. 31, 2024
Foreign Exchange (Loss) Gain and Other (Expenses) Income
Foreign Exchange (loss) Gain and Other (Expenses) Income

	2024	2023
Foreign exchange (loss) gain	$(14.7)	$2.3
Changes in fair value of financial instruments	(6.0)	11.3
Other (expense) income	—	0.8
	$(20.7)	$14.4